Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2026
Cash Flow Information [Abstract]
Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities

Reconciliation of net loss to net cash used in operating activities from continuing operations:

	2026	2025	2024
Loss for the year from continuing operations	(10,687,852)	(1,320,021)	(23,838,171)
Non-cash flows in loss:
– amortization of debt discount	-	272,209	-
– recapitalization expense	-	-	16,301,915
– gain on extinguishment of warrant liabilities	(102,820)	-	-
– day-1 loss on warrant liabilities	12,321,980	-	-
– change in fair value of warrants	(4,732,050)	(42,872)	(141,874)
– unrealized loss on digital assets	5,038	-	-
– exchange rate effect	7,492	(1,388)	-
– deferred tax benefit	(12,449)	-	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(873,490)	-	-
– increase/(decrease) in trade and other payables	1,310,100	1,092,072	7,678,130
Cash flows used in operating activities from continuing operations	(2,764,051)	-	-

Schedule of Non-cash Investing and Financing Activities

Significant non-cash investing and financing activities were as follows:

	2026	2025	2024
Settlement of convertible note	796,165	-	-
Issuance of commitment fee shares	1,867,622	-	-
Disbursement of third-party loan	4,028,463	-	-
Settlement of promissory notes-related party	1,239,502	-	-
Initial recognition of derivative warrant liabilities	26,898,952	-	-
Extinguishment of penny warrant liabilities	102,820	-	-
Change in fair value of warrant liabilities	4,732,050	42,872	141,874
PIPE financing received in USDT digital assets	12,228,854	-	-
Receivable from founder for USDT share subscription funds	6,529,191	-	-
Software platform acquired through business combination	92,432	-	-
Capitalization of TenantGraph software platform settled via USDT digital assets and payable	4,949,774	-	-
Conversion of related party loan to equity	-	4,998,512	-
Conversion of convertible note to equity	373,525	230,236	-
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	-	-	5,938,467
Promissory note – related party assumed upon closing of the merger with EDOC	-	-	1,216,928